     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1997

                                                               FILE NO. 33-42484
                                                             FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933          / /

                        POST-EFFECTIVE AMENDMENT NO. 30      /X/

                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 31             /X/

                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, Including Area Code (800) 932-7781

                                  DAVID G. LEE
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esquire                     John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
            2000 One Logan Square                           1800 M Street, N.W.
      Philadelphia, Pennsylvania 19103                    Washington, D.C. 20036

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.

    Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended October 31, 1996 on December 30, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--CRA REALTY SHARES PORTFOLIO

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--CRA REALTY SHARES PORTFOLIO

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Total Return
Item 23.     Financial Statements.............................  Financial Information

                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable

** Information required under Item 5A is or will be (as applicable) contained in the Fund's Annual Reports to Shareholders.

                                      (ii)

    The Prospectus and Statement of Additional Information for the CRA Realty Shares Portfolio, included as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), as filed with the Securities and Exchange Commission on October 15, 1996 pursuant to Rule 485(a) under the Securities Act of 1933, is hereby incorporated by reference as if set forth in full herein.

                                     (iii)

                        THE ADVISORS' INNER CIRCLE FUND

                          CRA REALTY SHARES PORTFOLIO

                         Supplement dated June 30, 1997
                    to the Prospectus dated January 1, 1997

The Prospectus dated January 1, 1997 is hereby amended and supplemented by the addition of the following unaudited financial information for the Institutional Shares of the CRA Realty Shares Portfolio for the period ended April 30, 1997.

FINANCIAL HIGHLIGHTS

The following table provides unaudited financial highlights for the Institutional Shares of the CRA Realty Shares Portfolio for the period January 1, 1997 (commencement of operations) through April 30, 1997.

For a share outstanding throughout the period:

                                                                                                 JANUARY 1, 1997
                                                                                                  TO APRIL 30,
CRA REALTY SHARES PORTFOLIO:                                                                         1997(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........................................................      $     10.00
------------------------------------------------------------------------------------------------------------------
Net Investment Income........................................................................             0.09
Net Realized and Unrealized Gains (Losses) on Investments....................................            (0.16)
------------------------------------------------------------------------------------------------------------------
Distributions from Net Investment Income.....................................................            (0.09)
Net Asset Value End of Period................................................................      $      9.84
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return (2).............................................................................            (0.70)%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets End of Period (000)...............................................................      $    17,309
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets......................................................             1.00%*
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets.........................................             3.02%*
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (Excluding Waivers)..................................             1.90%*
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)..............             2.12%*
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................................................            28.16%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Average Commission Rate (3)..................................................................      $    0.0600
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

 *  Annualized

(1) The Institutional Shares of the CRA Realty Shares Portfolio commenced operations on January 1, 1997.

(2) Total return is for the period indicated and has not been annualized.

(3) Average commission rate paid per share for security purchases and sales during the period.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRA-B-001-01

                        THE ADVISORS' INNER CIRCLE FUND

                          CRA REALTY SHARES PORTFOLIO

                     SUPPLEMENT DATED JUNE 30, 1997 TO THE

           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 1997

The STATEMENT OF ADDITIONAL INFORMATION for the CRA Realty Shares Portfolio is hereby amended and supplemented by the following unaudited financial statements of the CRA Realty Shares Portfolio for the period January 1, 1997 (commencement of operations) through April 30, 1997.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CRA-A-002-01

STATEMENT OF NET ASSETS
APRIL 30, 1997
(UNAUDITED)

                                                                         MARKET
                                                                          VALUE
CRA REALTY SHARES PORTFOLIO                                      SHARES   (000)
--------------------------------------------------------------------------------
EQUITIES (100.1%)
APARTMENTS (19.7%)
  Apartment Investment & Management............................  14,500  $   402
  Avalon Properties............................................  19,300      509
  Bay Apartment Communities....................................  21,100      707
  Columbus Realty Trust........................................  18,400      389
  Evans Withycombe Residential.................................  20,800      411
  Gables Residential Trust.....................................  10,000      248
  Summit Properties............................................  17,100      338
  United Dominion Realty Trust.................................  29,600      407
                                                                         -------
                                                                           3,411
                                                                         -------
DIVERSIFIED (6.6%)
  Colonial Properties Trust....................................  18,300      519
  First Union Real Estate Investments..........................  17,100      233
  Trizec Hahn..................................................  18,100      396
                                                                         -------
                                                                           1,148
                                                                         -------
HOTELS (12.3%)
  Felcor Suite Hotels..........................................  14,000      502
  Host Marriott*...............................................  25,100      436
  Patriot American Hospitality.................................  20,900      449
  Starwood Lodging Trust.......................................  19,050      733
                                                                         -------
                                                                           2,120
                                                                         -------
INDUSTRIAL (8.4%)
  Bedford Property Investors...................................  7,000       123
  Centerpoint Properties.......................................  17,100      515
  First Industrial Realty Trust................................  17,000      502
  Weeks Corporation............................................  10,000      314
                                                                         -------
                                                                           1,454
                                                                         -------
OFFICE (14.2%)
  Beacon Properties............................................  13,000      401
  Brandywine Realty Trust......................................  2,500        47
  Cali Realty..................................................  10,900      322
  CarrAmerica Realty...........................................  22,000      613
  Highwoods Properties.........................................  22,200      691
  Kilroy Realty................................................  16,000      376
                                                                         -------
                                                                           2,450
                                                                         -------
OFFICE/INDUSTRIAL (9.6%)
  Duke Realty Investments......................................  12,500      459
  Liberty Property Trust.......................................  13,900      335
  Prentiss Properties Trust....................................  17,900      423
  Spieker Properties...........................................  12,900      450
                                                                         -------
                                                                           1,667
                                                                         -------
RETAIL--MALLS (10.4%)
  General Growth Properties....................................  20,100      641
  Rouse Company................................................  16,400      445
  Simon DeBartolo Group........................................  25,228      722
                                                                         -------
                                                                           1,808
                                                                         -------
RETAIL--OUTLET CENTERS (2.6%)
  Chelsea GCA Realty...........................................  12,900      453
                                                                         -------

                                                                 SHARES/
                                                                  FACE   MARKET
                                                                 AMOUNT   VALUE
CRA REALTY SHARES PORTFOLIO                                      (000)    (000)
--------------------------------------------------------------------------------
RETAIL--SHOPPING CENTERS (12.8%)
  Bradley Real Estate..........................................  22,977  $   439
  Burnham Pacific Properties...................................  35,000      438
  Developers Diversified Realty................................  16,800      620
  JDN Realty...................................................  15,900      445
  The Price REIT...............................................  7,300       276
                                                                         -------
                                                                           2,218
                                                                         -------
SELF STORAGE (3.5%)
  Public Storage...............................................  22,400      602
                                                                         -------
TOTAL EQUITIES
  (Cost $16,364)...............................................           17,331
                                                                         -------
REPURCHASE AGREEMENT (7.1%)
  Lehman Brothers
    5.01%, dated 04/30/97, matures 05/01/97, repurchase price
    $1,226,500 (collateralized by U.S. Treasury Bond, par value
    $1,013,176, 9.25%, matures 02/15/16: market value
    $1,260,299)................................................  $1,226    1,226
                                                                         -------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,226)................................................            1,226
                                                                         -------
TOTAL INVESTMENTS (107.2%)
  (Cost $17,590)...............................................           18,557
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET (-7.2%)......................           (1,248)**
                                                                         -------
NET ASSETS:
  Portfolio Shares--Class A (unlimited authorization--no par value) based on 1,759,707 outstanding shares of beneficial
    interest...................................................           15,900
  Distributions in excess of net investment income.............               (9)
  Accumulated net realized gain on investments.................              451
  Net unrealized appreciation on investments...................              967
                                                                         -------
TOTAL NET ASSETS (100.0%)......................................          $17,309
                                                                         -------
                                                                         -------
Net Asset Value, Offering and Redemption Price Per Share.......          $  9.84
                                                                         -------
                                                                         -------

------------------------------

 *Non-income producing security

**Other assets and liabilities include a $1,369,000 on investment securities purchased.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 1997

CRA REALTY SHARES PORTFOLIO(1)                                         (000)
-----------------------------------------------------------------   -----------
                                                                    (UNAUDITED)
Investment Income:
  Dividend Income................................................      $ 179
  Interest Income................................................         12
                                                                       -----
    Total Investment Income......................................        191
                                                                       -----
Expenses:
  Investment Advisory Fees.......................................         33
  Investment Advisory Fee Waiver.................................        (18)
  Administrative Fees............................................         25
  Administrative Waiver..........................................        (25)
  Custodian Fees.................................................          1
  Professional Fees..............................................          8
  Transfer Agent Fees............................................          7
  Printing Fees..................................................          4
  Trustee Fees...................................................          2
  Registration and Filing Fees...................................          8
  Amortization of Deferred Organizational Costs..................          2
                                                                       -----
    Total Expenses...............................................         47
                                                                       -----
      Net Investment Income......................................        144
                                                                       -----
  Net Realized Gain from Securities Sold.........................        451
  Net Unrealized Depreciation of Investment Securities...........       (885)
                                                                       -----
      Net Realized and Unrealized Loss on Investments............       (434)
                                                                       -----
  Net Decrease in Net Assets Resulting from Operations...........      $(290)
                                                                       -----
                                                                       -----

------------------------

(1) The CRA Realty Shares Portfolio commenced operations on January 1, 1997.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     1/1/97
                                                                  TO 4/30/97(2)
CRA REALTY SHARES PORTFOLIO                                           (000)
---------------------------------------------------------------   -------------
                                                                   (UNAUDITED)
Investment Activities:
  Net Investment Income........................................      $   144
  Net Realized Gain on Securities Sold.........................          451
  Net Change in Unrealized Depreciation of Investment
    Securities.................................................         (885)
                                                                  -------------
    Net Decrease in Net Assets Resulting from Operations.......         (290)
                                                                  -------------
Distributions to Shareholders:
  Net Investment Income........................................         (153)
  Realized Capital Gains.......................................       --
                                                                  -------------
    Total Distributions........................................         (153)
                                                                  -------------
Capital Share Transactions:
  Shares Issued................................................       10,192
  Shares Issued in Connection with Purchase In-Kind(3).........        7,497
  Shares Issued in Lieu of Cash Distributions..................           83
  Shares Redeemed..............................................          (20)
                                                                  -------------
  Increase in Net Assets Derived from Capital Share
    Transactions...............................................       17,752
                                                                  -------------
    Total Increase in Net Assets...............................       17,309
                                                                  -------------
Net Assets:
  Beginning of Period..........................................       --
                                                                  -------------
  End of Period................................................      $17,309
                                                                  -------------
                                                                  -------------
Shares Issued and Redeemed:
  Shares Issued................................................        1,005
  Shares Issued in Connection with Purchase In-Kind............          749
  Shares Issued in Lieu of Cash Distributions..................            8
  Shares Redeemed..............................................           (2)
                                                                  -------------
    Net Increase in Share Transactions.........................        1,760
                                                                  -------------
                                                                  -------------

------------------------

(2) The CRA Realty Shares Portfolio commenced operations on January 1, 1997.

(3) During 1997, the Fund received securities in-kind with unrealized appreciation approximating $1,852,000.
    Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
  FOR THE PERIOD ENDED APRIL 30, 1997 (UNAUDITED)
  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD]

CRA REALTY SHARES PORTFOLIO

                                                             REALIZED                                                     NET
                                 NET ASSET                      AND        DISTRIBUTIONS                                ASSETS
                                   VALUE         NET        UNREALIZED       FROM NET       NET ASSET                   END OF
                                 BEGINNING    INVESTMENT      LOSS ON       INVESTMENT      VALUE END      TOTAL        PERIOD
                                 OF PERIOD      INCOME      SECURITIES        INCOME        OF PERIOD    RETURN(1)       (000)
                                 ---------    ----------    -----------    -------------    ---------    ----------    ---------

1997(3).......................    $10.00         0.09          (0.16)          (0.09)         $9.84        (0.70)%      $17,309

                                                                              RATIO OF
                                                                                NET
                                                 RATIO OF      RATIO OF      INVESTMENT
                                                   NET        EXPENSES TO    INCOME TO
                                  RATIO OF      INVESTMENT    AVERAGE NET     AVERAGE
                                 EXPENSES TO    INCOME TO       ASSETS       NET ASSETS    PORTFOLIO    AVERAGE
                                 AVERAGE NET     AVERAGE      (EXCLUDING     (EXCLUDING    TURNOVER    COMMISSION
                                   ASSETS       NET ASSETS     WAIVERS)       WAIVERS)       RATE       RATE(2)
                                 -----------    ----------    -----------    ----------    --------    ----------
1997(3).......................      1.00%*         3.02%*         1.90%*        2.12%*      28.16%      $0.0600

------------------------------

*   Annualized

(1) Total return is for the period indicated and has not been annualized.

(2) Average commission rate paid per share for security purchases and sales during the period.

(3) The CRA Realty Shares Portfolio commenced operations on January 1, 1997.

    The accompanying notes are an integral part of the financial statements.

                          CRA REALTY SHARES PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                 APRIL 30, 1997

                                  (UNAUDITED)

1.  ORGANIZATION:

    THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the CRA Realty Shares Portfolio (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objective, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    FEDERAL INCOME TAXES--It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    NET ASSET VALUE PER SHARE--The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon; is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

    EXPENSES--Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

                          CRA REALTY SHARES PORTFOLIO

                                 APRIL 30, 1997

                                  (UNAUDITED)

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to net investment income are declared and paid to Shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

2.  SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED)

    Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

    The Fund incurred organization costs of approximately $32,000. These costs have been capitalized by the Fund and are being amortized over sixty months commencing with the start-up. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $13,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners.

    Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

    The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the first $100 million of the Portfolio's average daily net assets; 0.125% of the next $100 million of the Portfolio's average daily net assets; 0.10% of the next $100 million of the Portfolio's average daily net assets; and 0.08% of the Portfolio's average daily net assets over $300 million. The Administrator has agreed to waive all of its fee during the first four months of operations.

                          CRA REALTY SHARES PORTFOLIO

                                 APRIL 30, 1997

                                  (UNAUDITED)

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and CRA Real Estate Securities L.P. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .70% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to reimburse Fund expenses in order to limit the Fund's total operating expenses to a maximum of 1.00% of the average daily net assets for Institutional shares (which is the only class of shares currently outstanding) and 1.25% for Class A shares (which class is not currently offered). The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1997 are as follows:

                                                                (000)
                                                               -------
          Purchases
            Government......................................   $ --
            Other...........................................    14,080
          Sales
            Government......................................   $ --
            Other...........................................     3,814

At April 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1997, is as follows:

                                                               (000)
                                                               ------
          Aggregate gross unrealized appreciation...........   $1,404
          Aggregate gross unrealized depreciation...........     (437)
                                                               ------
          Net unrealized appreciation.......................   $  967
                                                               ------
                                                               ------

7.  CONSENT OF SOLE SHAREHOLDER:

On December 31, 1996 the sole shareholder of the CRA Realty Shares Portfolio approved the following appointments: SEI Fund Resources to serve as Administrator of the Portfolio, CRA Real Estate Securities L.P. to serve as investment adviser to the assets of the Portfolio, SEI Investments Distribution Co. to serve as Distributor of the shares of the Portfolio, and Arthur Andersen LLP to serve as the Independent Public Accountants of the Portfolio.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

       (1) Part--A Financial Highlights

       (2) Part--B Unaudited Financial Statements for the Institutional Shares
                   of the CRA Realty Shares Portfolio for the 4-6 month period ended April 30, 1997 are filed herewith.

    (b) Additional Exhibits

(1)        Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on August 29, 1991.
(1)(a)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(1)(b)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(2)        Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(2)(a)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a)     Investment Advisory Agreement between Registrant and Clover Capital
             Management, Inc. with respect to Clover Capital Equity Value Fund and
             Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 24, filed on February 28, 1996.
(5)(b)     Investment Advisory Agreement between Registrant and Turner Investment
             Partners, Inc., complete with schedule with respect to Turner Growth
             Equity Fund and form of schedule with respect to Turner Fixed Income Fund,
             Turner Small Cap Fund and as revised with respect to Turner Growth Equity
             Fund dated February 21, 1992 as originally filed with Post-Effective
             Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             November 15, 1993 is incorporated herein by reference to Post-Effective
             Amendment No. 24 filed on February 28, 1996.

(5)(c)     Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
             dated July 20, 1992 as originally filed with Post-Effective Amendment No.
             3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 22, 1992 is
             incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(d)     Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(e)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(5)(f)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(5)(g)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(h)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.
(5)(i)     Form of Investment Advisory Agreement between Registrant and Trust for
             Community Banks, L.P. with respect to the Extended Liquidity Portfolio,
             Short Duration Portfolio and Intermediate Duration Portfolio is
             incorporated herein by reference to Post-Effective Amendment No. 27 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 13, 1996.
(5)(j)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Duff & Phelps Investment Management Co. with respect to the
             Extended Liquidity Portfolio and Short Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484) filed with the
             Securities and Exchange Commission on December 13, 1996.

(5)(k)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and State Street Research & Management Company with respect to the
             Short Duration Portfolio and Intermediate Duration Portfolio is
             incorporated herein by reference to Post-Effective Amendment No. 27 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 13, 1996.
(5)(l)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Weiss, Peck & Greer, L.L.C. with respect to the Extended
             Liquidity Portfolio, Pinnacle Short Duration Portfolio and Intermediate
             Duration Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(5)(m)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Western Asset Management with respect to the Extended Liquidity
             Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate
             Duration Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(5)(n)     Form of Investment Advisory Agreement between Registrant and MDL Capital
             Management, Inc. with respect to the MDL Broad Market Fixed Income
             Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
             Registration Statement on Form N-1A (Filed No. 33-42484), filed with the
             Securities and Exchange Commission on May 22, 1997.
(6)(a)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(6)(b)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is filed herewith.
(7)        Not Applicable.
(8)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.
(9)        Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.

(9)(a)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(9)(b)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is filed herewith.
(9)(c)     Form of Schedule to Amended and Restated Administration Agreement adding the
             Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate
             Duration Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(9)(d)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(9)(e)     Schedule to the Amended and Restated Administration Agreement dated February
             13, 1996 to the Administration Agreement November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the Clover Capital Equity Value
             Fund, Clover Capital Fixed Income Fund and Clover Capital Small Cap Value
             Fund is incorporated herein by reference to Post-Effective Amendment No.
             28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(9)(f)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(9)(g)     Form of Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth
             Equity Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on May
             22, 1997.
(10)       Opinion and Consent of Counsel is incorporated herein by reference to
             Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991.
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.
(15)       Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

(16)       Performance Quotation Computation is incorporated herein by reference to
             Post-Effective Amendment No. 13 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 25, 1994.
(17)       Financial Data Schedule for the CRA Realty Shares Portfolio is filed herewith.
(18)       Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective
             Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             1, 1995.
(24)       Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank
             E. Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson and James M.
             Storey are incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Financial Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES AS OF APRIL 30, 1997:

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value--
Clover Capital Fixed Income Fund..................................................          301
Clover Capital Equity Value Fund..................................................         1802
Clover Capital Small Cap Value Fund...............................................          303
White Oak Growth Stock Fund.......................................................         4881
Pin Oak Aggressive Stock Fund.....................................................          891
HGK Fixed Income Fund.............................................................          140
AIG Money Market Fund Class A.....................................................          205
AIG Money Market Fund Class B.....................................................           81
FMC Select Fund...................................................................           14
CRA Realty Shares Portfolio - Institutional Shares................................           44
CRA Ralty Shares Portfolio - Class A Shares.......................................          N/A
Fairway Extended Liquidity Portfolio..............................................          N/A
Fairway Short Duration Portfolio..................................................          N/A
Fairway Intermediate Duration Portfolio...........................................          N/A
MDL Broad Market Fixed Income Portfolio...........................................          N/A
MDL Large Cap Growth Portfolio....................................................          N/A

Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

    CLOVER CAPITAL MANAGEMENT, INC.

    Clover Capital Management, Inc. is the investment adviser for the Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

    The list required by this Item 28 of general partners of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-27041).

    OAK ASSOCIATES

    Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

    The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

    HGK ASSET MANAGEMENT, INC.

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

    AIG CAPITAL MANAGEMENT CORP.

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

    FIRST MANHATTAN CO.

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

    CRA REAL ESTATE SECURITIES L.P.

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 28 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

    TRUST FOR COMMUNITY BANKS, L.P.

    Trust for Community Banks, L.P. is the investment adviser for the Fairway Extended Liquidity Portfolio, Fairway Short Duration Portfolio and Fairway Intermediate Term Portfolio. The principal address of Trust for Community Banks, L.P. is 800 Laurel Oak Drive, Suite 200, Naples, FL 34108.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISOR                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
L. Edward Baker, principal of         Summit Investment Advisors, Inc.      Majority Shareholder
General Partner

James F. Nolan, principal of General
Partner

    MDL CAPITAL MANAGEMENT, INC.

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 650 Smithfield Street, Suite 730, Pittsburgh, PA 15222

    The list required by this Item 28 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of

Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

    DUFF & PHELPS INVESTMENT MANAGEMENT CO.

    Duff & Phelps Investment Management Co. is the investment sub-adviser for the Fairway Extended Liquidity Portfolio and Fairway Short Duration Portfolio. The principal address of Duff & Phelps Investment Management Co. is 55 East Monroe, Chicago, IL 60603.

    The list required by this Item 28 of general partners of Duff & Phelps Investment Management Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Duff & Phelps Investment Management Co. under the Advisers Act of 1940 (SEC File No. 801-14813).

    STATE STREET RESEARCH & MANAGEMENT COMPANY

    State Street Research & Management Company is the investment sub-adviser for the Fairway Short Duration Portfolio and Fairway Intermediate Duration Portfolio. The principal address of State Street Research & Management Company is One Financial Center, Boston, MA 02111.

    The list required by this Item 28 of general partners of State Street Research & Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by State Street Research & Management Company under the Advisers Act of 1940 (SEC File No. 801-18538).

    WEISS, PECK & GREER, L.L.C.

    Weiss, Peck & Greer, L.L.C. is the investment sub-adviser for the Fairway Extended Liquidity Portfolio, Fairway Short Duration Portfolio and Fairway Intermediate Duration Portfolio. The principal address of Weiss, Peck & Greer, L.L.C. is One New York Plaza, New York, NY 10004.

    The list required by this Item 28 of general partners of Weiss, Peck & Greer, L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Weiss, Peck & Greer under the Advisers Act of 1940 (SEC File No. 801-6604).

    WESTERN ASSET MANAGEMENT

    Western Asset Management is the investment sub-adviser for the Fairway Extended Liquidity Portfolio, Fairway Short Duration Portfolio and Fairway Intermediate Duration Portfolio. The principal address of Western Asset Management is 117 E. Colorado Blvd., Pasadena, CA 91105.

    The list required by this Item 28 of general partners of Western Asset Management, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Western Asset Management under the Advisers Act of 1940 (SEC File No. 801-08162).

Item 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Investments Distribution Co. ("SEI
  Investments"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16,1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
Expedition Funds                                          June 9, 1997

    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
Alfred P. West, Jr.             Director, Chairman & Chief Executive Officer                         --

Henry H. Greer                  Director, President & Chief Operating Officer                        --

Carmen V. Romeo                 Director, Executive Vice President & President -                     --
                                  Investment Advisory Group

Gilbert L. Beebower             Executive Vice President                                             --

Richard B. Lieb                 Executive Vice President, President-Investment Services              --
                                  Division

Dennis J. McGonigle             Executive Vice President                                             --

Leo J. Dolan, Jr.               Senior Vice President                                                --

Carl A. Guarino                 Senior Vice President                                                --

Larry Hutchison                 Senior Vice President                                                --

David G. Lee                    Senior Vice President                                     President & Chief
                                                                                            Executive Officer

Jack May                        Senior Vice President                                                --

A. Keith McDowell               Senior Vice President                                                --

Hartland J. McKeown             Senior Vice President                                                --

Barbara J. Moore                Senior Vice President                                                --

Kevin P. Robins                 Senior Vice President, General Counsel & Secretary        Vice President,
                                                                                            Assistant Secretary

Robert Wagner                   Senior Vice President                                                --

Patrick K. Walsh                Senior Vice President                                                --

Robert Aller                    Vice President                                                       --

Marc H. Cahn                    Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Gordon W. Carpenter             Vice President                                                       --

Todd Cipperman                  Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Robert Crudup                   Vice President & Managing Director                                   --

Barbara Doyne                   Vice President                                                       --

Jeff Drennen                    Vice President                                                       --

Vic Galef                       Vice President & Managing Director                                   --

Kathy Heilig                    Vice President & Treasurer                                           --

Michael Kantor                  Vice President                                                       --

Samuel King                     Vice President                                                       --

Kim Kirk                        Vice President & Managing Director                                   --

Donald H. Korytowski            Vice President                                                       --

John Krzeminski                 Vice President & Managing Director                                   --

Carolyn McLaurin                Vice President & Managing Director                                   --

                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
W. Kelso Morrill                Vice President                                                       --

Joanne Nelson                   Vice President                                                       --

Barbara A. Nugent               Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Sandra K. Orlow                 Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Donald Pepin                    Vice President & Managing Director                                   --

Kim Rainey                      Vice President                                                       --

Mark Samuels                    Vice President & Managing Director                                   --

Steve Smith                     Vice President                                                       --

Daniel Spaventa                 Vice President                                                       --

Kathryn L. Stanton              Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Wayne M. Withrow                Vice President & Managing Director                                   --

James Dougherty                 Director of Brokerage Services                                       --

Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           CoreStates Bank, N.A.
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
       (4); (5); (6); (8); (9);

(10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisors:

           Clover Capital Management
           11 Tobey Village Office Park
           Pittsford, NY 14534

           Oak Associates
           3875 Embassy Parkway
           Suite 250
           Akron, OH 44333-8334

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 Radnor-Chester Road
           Radnor, PA 19087

           Trust for Community Banks, L.P.
           800 Laurel Oak Drive, Suite 200
           Naples, FL 34108

           MDL Capital Management, Inc.
           650 Smithfield Street, Suite 730
           Pittsburgh, PA 15222

           Duff & Phelps Investment Management Co.
           55 East Monroe
           Chicago, IL 60603

           State Street Research & Management Company
           One Financial Center
           Boston, MA 02111

           Weiss, Peck & Greer, L.L.C.
           One New York Plaza
           New York, NY 10004

           Western Asset Management
           117 E. Colorado Blvd.
           Pasadena, CA 91105

Item 31.  MANAGEMENT SERVICES:

    None.

Item 32.  UNDERTAKINGS:

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 29.

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Fairway Extended Liquidity Portfolio, Fairway Short Duration Portfolio and Fairway

Intermediate Portfolio which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 27.

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 30th day of June, 1997.

                                THE ADVISORS' INNER CIRCLE FUND

                                By:  /s/ David G. Lee
                                     -----------------------------------------
                                     David G. Lee
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                     *
------------------------------  Trustee                        June 30, 1997
John T. Cooney

                     *
------------------------------  Trustee                        June 30, 1997
William M. Doran

                     *
------------------------------  Trustee                        June 30, 1997
Frank E. Morris

                     *
------------------------------  Trustee                        June 30, 1997
Robert A. Nesher

                     *
------------------------------  Trustee                        June 30, 1997
Robert A. Patterson

                     *
------------------------------  Trustee                        June 30, 1997
Gene B. Peters

                     *
------------------------------  Trustee                        June 30, 1997
James M. Storey

/s/ David G. Lee
------------------------------  President & Chief              June 30, 1997
David G. Lee                      Executive Officer

/s/ Mark E. Nagle
------------------------------  Controller &                   June 19, 1997
Mark E. Nagle                     Chief Financial Officer

*By:  /s/ David G. Lee
      -------------------------
      David G. Lee
      Attorney-in-Fact

                                 EXHIBIT INDEX

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B1              Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B1(a)           Registrant's Amendment to the Agreement and Declaration of Trust dated December 2,
                        1996 is incorporated herein by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B1(b)           Registrant's Amendment to the Agreement and Declaration of Trust dated February 18,
                        1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B2              Registrant's By-Laws are incorporated herein by reference to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on August 29, 1991.
EX-99.B2(a)           Registrant's Amended and Restated By-Laws are incorporated herein by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 12, 1996.
EX-99.B3              Not Applicable.
EX-99.B4              Not Applicable.
EX-99.B5(a)           Investment Advisory Agreement between Registrant and Clover Capital Management,
                        Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed
                        Income Fund dated November 14, 1991 as originally filed with Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on October 28, 1991
                        is incorporated herein by reference to Post-Effective Amendment No. 24, filed on
                        February 28, 1996.
EX-99.B5(b)           Investment Advisory Agreement between Registrant and Turner Investment Partners,
                        Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and
                        as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B5(c)           Investment Advisory Agreement between Registrant and Oak Associates with respect to
                        White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on May 22, 1992 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B5(d)           Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to
                        A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective
                        Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on November 15, 1993
                        is incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                        February 28, 1996.
EX-99.B5(e)           Investment Advisory Agreement between Registrant and HGK Asset Management, Inc.
                        with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment
                        No. 24 filed on February 28, 1996.
EX-99.B5(f)           Investment Advisory Agreement between Registrant and AIG Capital Management Corp.
                        with respect to AIG Money Market Fund is incorporated herein by reference to
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 28 filed February 27, 1997.
EX-99.B5(g)           Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No.33-42484), filed with the Securities and Exchange Commission on
                        February 1, 1995 is incorporated herein by reference to Post-Effective Amendment
                        No. 24 filed on February 28, 1996.
EX-99.B5(h)           Investment Advisory Agreement between Registrant and CRA Real Estate Securities
                        L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B5(i)           Form of Investment Advisory Agreement between Registrant and Trust for Community
                        Banks, L.P. with respect to the Extended Liquidity Portfolio, Short Duration
                        Portfolio and Intermediate Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 13, 1996.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B5(j)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Duff & Phelps Investment Management Co. with respect to the Extended
                        Liquidity Portfolio and Short Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange
                        Commission on December 13, 1996.
EX-99.B5(k)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and State Street Research & Management Company with respect to the Short Duration
                        Portfolio and Intermediate Duration Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 13, 1996.
EX-99.B5(l)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Weiss, Peck & Greer, L.L.C. with respect to the Extended Liquidity Portfolio,
                        Pinnacle Short Duration Portfolio and Intermediate Duration Portfolio is
                        incorporated herein by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B5(m)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Western Asset Management with respect to the Extended Liquidity Portfolio,
                        Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is
                        incorporated herein by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B5(n)           Form of Investment Advisory Agreement between Registrant and MDL Capital
                        Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to
                        Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May
                        22, 1997.
EX-99.B6(a)           Amended and Restated Distribution Agreement between Registrant and SEI Financial
                        Services Company dated August 8, 1994 as originally filed with Post-Effective
                        Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on September 19,
                        1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B6(b)           Distribution Agreement between Registrant and CCM Securities, Inc. dated February
                        28, 1997 is filed herewith.
EX-99.B7              Not Applicable.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B8              Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484), filed with the Securities and
                        Exchange Commission on October 28, 1991 is incorporated herein by reference to
                        Post-Effective Amendment No. 28 filed on February 27, 1997.
EX-99.B9              Amended and Restated Administration Agreement between Registrant and SEI Financial
                        Management Corporation, including schedules relating to Clover Capital Equity
                        Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin
                        Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and
                        Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner
                        Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan
                        Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed
                        Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment
                        No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on June 15, 1994 is
                        incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                        February 28, 1996.
EX-99.B9(a)           Schedule dated November 11, 1996 to Administration Agreement dated November 14,
                        1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B9(b)           Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty
                        Shares Portfolio is filed herewith.
EX-99.B9(c)           Form of Schedule to Amended and Restated Administration Agreement adding the
                        Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration
                        Portfolio is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B9(d)           Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the
                        Administration Agreement dated November 14, 1991 as Amended and Restated May 17,
                        1994 with respect to the FMC Select Fund is incorporated herein by reference to
                        Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 27, 1997.
EX-99.B9(e)           Schedule to the Amended and Restated Administration Agreement dated February 13,
                        1996 to the Administration Agreement November 14, 1991 as Amended and Restated
                        May 17, 1994 with respect to the Clover Capital Equity Value Fund, Clover Capital
                        Fixed Income Fund and Clover Capital Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484), filed with the Securities and
                        Exchange Commission on February 27, 1997.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B9(f)           Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B9(g)           Form of Schedule to the Amended and Restated Administration Agreement adding the
                        MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity
                        Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (Filed No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B10             Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
EX-99.B11             Consent of Independent Public Accountants is filed herewith.
EX-99.B12             Not Applicable.
EX-99.B13             Not Applicable.
EX-99.B14             Not Applicable.
EX-99.B15             Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 24 filed on February 28, 1996.
EX-99.B16             Performance Quotation Computation is incorporated herein by reference to
                        Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 25, 1994.
EX-99.B18             Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
EX-99.B24             Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank E.
                        Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson and James M. Storey
                        are incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B27             Financial Data Schedule for the CRA Realty Shares Portfolio is filed herewith.